Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Accounts receivable	2,984	2,487
Less: Allowance for credit losses	(443)	(435)
Accounts receivable, net	2,541	2,052